Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense Related to Fair Value of Acquired Intangible Assets (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2022	$ 15,134
2023	12,234
2024	10,199
2025	8,547
2026	7,616
Thereafter	$ 6,082